Long-Term Investment (Details)			1 Months Ended				12 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 CNY (¥) shares	Apr. 30, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Jun. 30, 2022 USD ($)
Hongxin Wanda [Member]
Debt Instrument [Line Items]
Investment amount			$ 12,779,998	¥ 82,500,000	$ 12,779,998	¥ 82,500,000
Acquire equity interest			15.00%	15.00%	15.00%	15.00%
Gain (loss) from equity method investments | $							$ 368,178
Equity interest transferred percentage	15.00%	15.00%
Consideration cash	$ 12,128,860	¥ 87,950,000
Fund shares | shares	175,900,000	175,900,000
Shanghai Jiani Jiarui Enterprise [Member]
Debt Instrument [Line Items]
Equity interest transferred percentage	15.00%	15.00%